Income Taxes - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Disclosure [Line Items]
Federal income tax rate			35.00%
Income tax expense (benefit)			$ 128,037,000	$ 86,645,000	$ 119,352,000
Provision for outside basis difference			0
Valuation allowance			0	8,000	3,010,000
Recognized penalties and interest (benefits)			1,000,000	5,000,000	3,000,000
Cumulative accrued interest and penalties		$ 22,000,000	22,000,000
Unrecognized tax benefits increase			53,000,000	32,000,000	46,000,000
Unrecognized tax benefits that, if recognized, would impact the effective tax rate		70,000,000	70,000,000	49,000,000	$ 69,000,000
Reasonably possible amount of unrecognized tax benefits may be resolved in the next twelve month		4,000,000	4,000,000
lastminute.com
Income Taxes Disclosure [Line Items]
Valuation allowance			55,000,000	72,000,000
Domestic Tax Authority
Income Taxes Disclosure [Line Items]
Net operating loss carry forwards		548,000,000	548,000,000
Domestic Tax Authority | Research
Income Taxes Disclosure [Line Items]
Research tax credit carryforwards		44,000,000	44,000,000
Domestic Tax Authority | AMT
Income Taxes Disclosure [Line Items]
Research tax credit carryforwards		14,000,000	14,000,000
State Tax Authority
Income Taxes Disclosure [Line Items]
Net operating loss carry forwards		12,000,000	12,000,000
Valuation allowance			4,000,000	3,000,000
State Tax Authority | Research
Income Taxes Disclosure [Line Items]
Research tax credit carryforwards		13,000,000	13,000,000
Foreign Tax Authority
Income Taxes Disclosure [Line Items]
Deferred tax assets for NOL indefinite carry forwards		282,000,000	282,000,000
ASU 2016-09
Income Taxes Disclosure [Line Items]
Excess tax benefits associated with employee equity-based awards			5,000,000	35,000,000
Retained Earnings | ASU 2016-09
Income Taxes Disclosure [Line Items]
Cumulative effect adjustment				92,000,000
Deferred Tax Assets | ASU 2016-09
Income Taxes Disclosure [Line Items]
Cumulative effect adjustment				$ 92,000,000
Forecast
Income Taxes Disclosure [Line Items]
Federal income tax rate	21.00%
Percentage of interest expense deduction	30.00%
Impact from TCJA
Income Taxes Disclosure [Line Items]
Income tax expense (benefit)		$ (58,000,000)
One-Time Tax Liability on Foreign Subsidiaries
Income Taxes Disclosure [Line Items]
Income tax expense (benefit)			48,000,000
Tax Cuts And Jobs Act, Impact On Tax Receivable Agreement
Income Taxes Disclosure [Line Items]
Income tax expense (benefit)			$ 20,000,000